Income Taxes (Details) - Schedule of deferred tax asset - USD ($)	Mar. 31, 2021	Jun. 30, 2020
Net operating loss [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Net operating loss	$ 1,507,555	$ 1,048,593
R&D expense [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
R&D expense	123,750	115,500
Accrued expense of officers’ salary [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Accrued expense of officers’ salary	26,365	13,984
Depreciation and amortization [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Depreciation and amortization	8,219	8,219
Inventory impairment [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Inventory impairment	10,966	10,966
ROU [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
ROU	12,667
Total [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Total	1,689,522	1,197,262
Less: valuation allowance [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Less: valuation allowance	(1,689,522)	(1,197,262)
Net deferred tax asset [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Net deferred tax asset